FAIR VALUE OF INVESTMENTS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE OF INVESTMENTS
Fair value assets, amount transferred between measurement levels	$ 0	$ 0
Fair value liabilities, amount transferred between measurement levels	0	0
Fair value of investments
Net unrealized profit (loss) on open contracts	26,102,024	30,528,671
Total
Fair value of investments
Assets	48,709,895	45,423,937
Liabilities	22,607,871	14,895,266
Net unrealized profit (loss) on open contracts	26,102,024	30,528,671
Total | Futures
Fair value of investments
Assets	44,175,968	42,267,900
Liabilities	13,528,343	11,978,242
Total | Forwards
Fair value of investments
Assets	4,533,927	3,156,037
Liabilities	9,079,528	2,917,024
Level I
Fair value of investments
Assets	41,776,309	41,529,812
Liabilities	10,463,309	10,857,511
Net unrealized profit (loss) on open contracts	31,313,000	30,672,301
Level I | Futures
Fair value of investments
Assets	41,776,309	41,529,812
Liabilities	10,463,309	10,857,511
Level II
Fair value of investments
Assets	6,933,586	3,894,125
Liabilities	12,144,562	4,037,755
Net unrealized profit (loss) on open contracts	(5,210,976)	(143,630)
Level II | Futures
Fair value of investments
Assets	2,399,659	738,088
Liabilities	3,065,034	1,120,731
Level II | Forwards
Fair value of investments
Assets	4,533,927	3,156,037
Liabilities	$ 9,079,528	$ 2,917,024